IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Jan. 31, 2026	Oct. 31, 2025
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 258.9	$ 258.1
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	529.4	523.3
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 27.6	$ 26.7